Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Guaranteed and Unsecured Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 45,315,051	$ 43,568,129
Non-current, Maturity	1,531,974,852	1,461,713,954
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	328,045,479	30,793,493
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,109,055,045	$ 1,338,539,982
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Current, Maturity	$ 12,455,049	$ 11,426,035
Non-current, Maturity	$ 1,257,939,794	$ 1,164,595,519
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Current, Maturity	$ 32,860,002	$ 32,142,094
Non-current, Maturity	274,035,058	297,118,435
Chile [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chile [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chile [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chile [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	296,420,703
Chile [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Chile [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	961,519,091	1,164,595,519
Chile [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	147,535,954	173,944,463
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	126,576,171	121,170,006
Non-current, Maturity	2,346,995,903	2,297,392,177
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	23,886,392	22,777,284
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	102,689,779	98,392,722
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	124,078,942	118,731,427
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	121,581,712	116,292,850
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	119,084,482	113,854,273
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	408,373,527	111,415,695
Guaranteed and Unsecured Obligations [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,573,877,240	1,837,097,932
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%
Current, Maturity	$ 71,001,478	64,694,888
Non-current, Maturity	$ 1,963,664,145	1,871,089,791
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%
Current, Maturity	$ 55,574,693	56,475,118
Non-current, Maturity	383,331,758	426,302,386
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	17,750,370	16,173,722
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,136,022	6,603,562
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	53,251,108	48,521,166
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	49,438,671	49,871,556
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	71,001,479	64,694,887
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	53,077,463	54,036,540
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	71,001,479	64,694,887
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	50,580,233	51,597,963
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	71,001,479	64,694,887
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	48,083,003	49,159,386
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	362,787,755	64,694,887
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,585,772	46,720,808
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,387,871,953	1,612,310,243
Guaranteed and Unsecured Obligations [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 186,005,287	$ 224,787,689